Income Taxes	3 Months Ended	6 Months Ended
	Mar. 31, 2024	Jun. 30, 2024
Income Tax Disclosure [Abstract]
Income Taxes

10. Income Taxes

For the three months ended March 31, 2024, and 2023, the Company’s effective tax rate was 0.0% and 0.0%, respectively, due to the current year tax loss and valuation allowance established against the Company’s net deferred tax assets, and due to operating in a no tax jurisdiction, respectively.

11. Income Taxes

For the six months ended June 30, 2024, and 2023, the Company’s effective tax rate was 0.0% and 0.0%, respectively, due to the current year tax loss and valuation allowance established against the Company’s net deferred tax assets, and due to operating in a no tax jurisdiction, respectively.